EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	0.68%	0.99%	1.70%
Dividend yield	0.00%	0.00%	0.00%
Volatility	45.00%	44.00%	45.00%
Expected term (in years)	5 years	5 years	4 years 9 months
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	0.79%		3.16%
Dividend yield	0.00%		0.00%
Volatility	45.00%		48.00%
Expected term (in years)	6 years		7 years